Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Operating expenses
General and administrative	$ 855,124	$ 980,549	$ 1,889,860	$ 2,137,062
Research and development, net	451,857	322,956	913,295	550,434
Total operating expenses	1,306,981	1,303,505	2,803,155	2,687,496
Finance income
Changes in fair value of derivative warrant liabilities (Note 5)	664,768	405,002	1,179,518	560,145
Changes in fair value of short-term investments (Note 3)	(157,083)	(8,168)	(228,788)	(7,612)
Foreign exchange gain (loss)	2,246	1,255	(2,204)	2,671
Other finance income (expenses)	(7,868)	33,955	(16,583)	31,029
Interest income on deposits	41,648		75,656	63,502
Total finance income	543,711	432,044	1,007,599	649,735
Loss before taxes	(763,270)	(871,461)	(1,795,556)	(2,037,761)
Tax expenses	(20,658)	(36,756)	(59,993)	(238,256)
Net Loss and Comprehensive loss	$ (783,928)	$ (908,217)	$ (1,855,549)	$ (2,276,017)
Loss per share, basic (in Dollars per share)	$ (0.16)	$ (0.28)	$ (0.39)	$ (0.96)
Loss per share, diluted (in Dollars per share)	$ (0.16)	$ (0.28)	$ (0.39)	$ (0.96)
Weighted average number of shares for the purposes of basic loss per share (in Shares)	5,035,648	3,253,267	4,757,547	2,375,825
Weighted average number of shares for the purposes of diluted loss per share (in Shares)	5,035,648	3,253,267	4,757,547	2,375,825